K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

July 17, 2023

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	American Beacon Funds
File Nos. 033-11387 and 811-04984
American Beacon Select Funds
File Nos. 333-88343 and 811-09603
American Beacon Institutional Funds Trust
File No. 811-23239

Preliminary Proxy Statement

Ladies and Gentlemen:

On behalf of American Beacon Funds (“Beacon Trust”), American Beacon Select Funds and American Beacon Institutional Funds Trust (each, a “Trust,” and together, the “Trusts”), on behalf of their separate series (each, a “Fund,” and together, the “Funds”), transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, is a preliminary proxy statement (the “Preliminary Proxy Statement”) to be used in connection with a Special Joint Meeting of Shareholders of each Fund to be held on October 27, 2023. The Preliminary Proxy Statement consists of a Letter to Shareholders, a Notice of Special Joint Meeting of Shareholders, Shareholder Questions and Answers, the Preliminary Proxy Statement and form of proxy card (collectively, the “Proxy Materials”). It is anticipated that the Proxy Materials will be first distributed to shareholders on or about August 18, 2023. We understand that no filing fee is applicable and, accordingly, no fee is included herein.

The Preliminary Proxy Statement asks shareholders of each Trust to consider and vote upon a proposal to approve new management agreements for the Trust with American Beacon Advisors, Inc. (“AmBeacon”). The Preliminary Proxy Statement also asks shareholders of each of the American Beacon Shapiro Equity Opportunities Fund, American Beacon Shapiro SMID Cap Equity Fund, American Beacon NIS Core Plus Bond Fund and American Beacon SSI Alternative Income Fund, each a series of Beacon Trust, to approve a new investment advisory agreement among the Beacon Trust, on behalf of the applicable Fund, AmBeacon and the applicable sub-advisor to each Fund.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

U.S. Securities and Exchange Commission

July 17, 2023

Very truly yours,

/s/ Kathy K. Ingber
Kathy K. Ingber

cc:	Rosemary Behan
American Beacon Advisors, Inc.